State Street Corporation
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049


October 2, 2003


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:   Office of Filings, Information & Consumer Services

Re:  Henderson Global Funds (the "Trust")
     (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-named Trust on behalf of the Henderson Income Advantage Fund of the Trust does not differ from that contained in Post-Effective Amendment No. 5 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on September 29, 2003 (Accession # 0000891804-03-002175).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
---------------------
Francine S. Hayes
Counsel



cc:  H. Gregoriev